Prior year information comparable to transition period	6 Months Ended
Jun. 30, 2011
Prior year information comparable to transition period
Prior year information comparable to transition period

24.           Prior year information comparable to transition period

Unaudited Condensed Balance Sheet as of June 30, 2010

June 30, 2010 (Unaudited)
(RMB’000)
ASSETS
Current assets:
Cash and cash equivalents	604,892
Accounts receivable	247
Inventories	15,166
Prepayments and other current assets	7,067
Assets held for sale-current	278,103
Total current assets	905,477

Non-current assets:
Property, plant and equipment, net	24,370
Investment at fair value	511,899
Investment under equity method	6,995
Intangible assets, net	364,464
Goodwill	10,135
Non-current prepayments	40,247
Deferred tax assets	3,480
Assets held for sale-noncurrent	170,779
Total non-current assets	1,139,948
Total assets	2,037,844

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Short-term bank borrowings	122,236
Income tax payable	2,477
Accounts payable	145
Accrued expenses and other liabilities	52,421
Liabilities classified as held for sale	55,960
Total current liabilities	233,239

Non-current liabilities:
Deferred tax liability	191,154
Total non-current liabilities	191,154
Total liabilities	424,393

Shareholders’ equity:
Ordinary shares (par value US$0.0000001 per share; 499,900,000,000 shares authorized; 125,160,000 shares issued and outstanding at June 30, 2010)	—
Additional paid-in capital	2,390,036
Statutory reserves	76,953
Accumulated other comprehensive loss	(80,808)
Accumulated deficit	(772,731)
Total shareholders’ equity	1,613,451
Total liabilities and shareholders’ equity	2,037,844

Unaudited Condensed Income Statement for 6 months ended June 30, 2010

For 6 months ended June 30, 2010 (Unaudited)
(RMB’000)

Revenue	21,506
Cost of revenue	(12,670)
Gross profit	8,836

Operating expenses:
Selling, general and administrative expenses	(49,192)
Research and development expenses	(20)
Total operating expenses	(49,212)
Operating loss	(40,376)

Other income(expense)
Interest income	6,483
Interest expense	(1,667)
Exchange loss	(4,893)
Unrealized loss in investment	(65,086)
Other income	1,784
Loss before income tax	(103,755)
Income tax	(128)
Loss from continuing operations	(103,883)
Loss from discontinued operations	(1,314)
Net loss	(105,197)

Loss per ordinary share:
Loss per share from continuing operations – basic and diluted	(0.83)

Loss per share from discontinued operations – basic and diluted	(0.01)
Net Loss per share – basic and diluted	(0.84)

Weighted average number of ordinary shares outstanding:
Basic and diluted	125,160,000

Unaudited Condensed Cash flow statement for 6 months ended June 30, 2010

For 6 months period ended June 30, 2010 (Unaudited)
(RMB’000)

Cash flows from operating activities:
Net loss	(103,755)
Adjustments to reconcile net loss to net cash provided by operating activities:
Unrealized loss (gain) in investment	65,091
Share-based compensation	8,659
Depreciation and amortization	15,178
Changes in operating assets and liabilities:
Accounts receivable	154
Inventories	7,824
Income tax payable	2,477
Accounts payable	(1,555)
Changes in other operating assets and liabilities	8,366
Net cash provided by operating activities	2,439

Cash flows from investing activities:
Payment for Investment in PGW convertible redeemable note (Note 3)	(169,646)
Acquisition of property, plant and equipment and other assets	(184)
Payment for acquisition of Beiao	(663)
Cash disposed of with the P3A disposal	(84,617)
Net cash used in investing activities	(255,110)

Cash flows from financing activities:
Proceeds from short-term borrowings	122,236
Net cash provided by financing activities	122,236

Effect of exchange rate changes on cash and cash equivalents	(2,498)

Net decrease in cash and cash equivalents	(132,933)
Cash and cash equivalents at the beginning of year	737,825
Cash and cash equivalents at the end of year	604,892

2010 acquisition:

In 2010, the Company acquired 100% equity interest of Beiao, an entity engaged in research and sales of vegetable seeds in the PRC, for cash consideration of RMB1,000,000 (US$151,515). The Company recognized goodwill of RMB317,560 (US$48,115) for this acquisition.

Purchase price allocation and pro forma results of operation for this acquisition have not been presented because the effects of the acquisition were not material to the Group’s consolidated financial results.

Discontinued operation:

Taiyuan Primalights III Modern Agriculture Development Co., Ltd (“P3A”), a company incorporated under the laws of the People’s Republic of China (the “PRC”) on April 20, 2000, is involved in the development, production and sale of corn seeds, sheep products and seedlings. In October 2003, China Victory International Holdings Limited (“China Victory”), a company incorporated under the laws of Hong Kong, entered into a purchase agreement (the “Acquisition”) with the shareholders of P3A to acquire all of the dividend and voting rights in P3A without obtaining legal ownership over its ordinary shares. The Acquisition was structured in this manner because of the aforementioned legal restrictions placed on foreign ownership.

In June 2007, China Victory underwent certain restructuring events wherein it transferred its voting rights in P3A into its newly incorporated and wholly-owned subsidiary, Aero Biotech Science & Technology Co., Ltd (the “WOFE” or “Agria China”). In addition, the WOFE entered into an equity pledge agreement, exclusive call option agreement, power of attorney agreements and exclusive consultancy service, technology license and other service agreements (collectively, the “Contractual Agreements”) with P3A and its shareholders. Together, these contractual agreements enable the WOFE to: a) exercise effective control over P3A through its ability to exercise all the rights of P3A’s shareholders, including voting and transfer rights; b) receive substantially all of the earnings and other economic benefits to the extent permissible under PRC law and the management of the Group intends to do so; and c) have an exclusive option to purchase all or part of the equity interests in P3A held by the shareholders, to the extent permitted under PRC law for the higher of RMB100,000 or the minimum amount of consideration permitted by PRC law. The power of attorney agreements allow the WOFE to cause P3A to change the terms of the consultancy service, technology license and other service agreements at any time. In addition, P3A’s shareholders have entered into an agreement to remit all of the dividends and other distributions received from P3A to the WOFE, subject to satisfaction of P3A shareholders’ personal income tax and other statutory obligations arising from receiving such dividends or other distributions. During 2008, the number of shareholders in P3A changed from 4 individuals to 5 individuals, all of whom have entered into the Contractual Agreements. Agria China has a legal obligation to provide funding for all losses incurred by P3A. On July 13, 2010, the Company completed the disposition of P3A to Mr. Frank Xue, the president and a director of P3A. As a result of the transaction, Agria acquired from Mr. Xue and cancelled shares representing 11.5% of its issued and outstanding share capital immediately prior to the transaction. These shares were then cancelled by the Company. The Company retained existing leases of nine parcels of land totaling approximately 13,500 acres previously held by P3A. P3A has been presented as discontinued operations for all periods presented in the Company’s consolidated financial statements. Mr. Xue was a related party of the Company since he is a director and president of P3A. Included in the loss from discontinued operations for the 6 months period ended June 30, 2010 is RMB20.3 million operating income from January 1, 2010 through the date of disposal and a RMB21.6 million loss on disposal, net of reversal deferred tax liabilities of approximately RMB 191.2 million.